UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21569

Pioneer Asset Allocation Trust
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  July 31

Date of reporting period:  October 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer Solutions – Balanced Fund

NQ| October 31, 2018

Ticker Symbols:
Class A	PIALX
Class C	PIDCX
Class R	BALRX
Class Y	IMOYX

Schedule of Investments | 10/31/18 (unaudited)

Shares		Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Value
	AFFILIATED ISSUERS - 99.8%*
	MUTUAL FUNDS - 99.8%
260,376	Pioneer Bond Fund Class K	$(573)	$(36,371)	$ –	$20,337	$2,421,497
1,695,782	Pioneer Core Equity Fund Class K	(216,534)	(2,489,417)	–	–	34,780,484
466,176	Pioneer Disciplined Value Fund Class Y	(183)	(547,644)	–	–	7,006,625
932,025	Pioneer Dynamic Credit Fund Class Y	(107,445)	37,957	–	88,193	8,425,509
161,126	Pioneer Equity Income Fund Class K	–	(321,168)	–	24,561	5,554,013
5,467,454	Pioneer Flexible Opportunities Fund Class K	31,723	(5,521,869)	–	235,303	69,272,640
737,280	Pioneer Floating Rate Fund Class Y	–	(22,118)	–	54,123	4,976,640
110,216	Pioneer Floating Rate Trust	–	(36,247)	–	3,536	1,165,534
154,756	Pioneer Fund Class Y	–	76,903	–	–	4,653,513
3,388,674	Pioneer Global Equity Fund Class K	172,298	(3,964,642)	–	–	50,931,770
1,554,404	Pioneer ILS Interval Fund	–	264,249	–	–	15,497,410
2,712,079	Pioneer International Equity Fund Class Y	1,148,776	(8,479,095)	–	–	59,286,045
10,320,327	Pioneer Multi-Asset Income Fund Class K	(84,084)	(5,506,208)	–	1,693,740	117,754,931
6,054,894	Pioneer Multi-Asset Ultrashort Income Fund Class K	(1,036)	(2,917)	–	388,923	60,306,744
1,642,377	Pioneer Strategic Income Fund Class K	(17,390)	(312,965)	–	152,447	16,900,059
	TOTAL INVESTMENTS IN AFFILIATED ISSUERS – 99.8%
	(Cost $449,952,131)	$925,552	$(26,861,552)	$ –	$2,661,163	$458,933,414
	OTHER ASSETS AND LIABILITIES - 0.2%					$844,417
	TOTAL NET ASSETS - 100.0%					$459,777,831
*	Affiliated funds managed by Amundi Pioneer Asset Management, Inc.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of October 31, 2018, in valuing the Fund's assets:
	Level 1	Level 2	Level 3	Total
Mutual Funds	$443,436,004	$15,497,410	$–	$458,933,414
Total	$443,436,004	$15,497,410	$–	$458,933,414
During the three months ended October 31, 2018, there were no transfers between Levels 1, 2 and 3.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Asset Allocation Trust

By (Signature and Title)* /s/ Lisa M.Jones
           Lisa M.Jones, President and Chief Executive Officer

Date December 28, 2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
           Lisa M.Jones, President and Chief Executive Officer

Date December 28, 2018

By (Signature and Title)* /s/ Mark E. Bradley
                                      Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date December 28, 2018

* Print the name and title of each signing officer under his or her signature.